EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Revenues	$ 12,999	$ 13,255	$ 13,679
Operating and other expenses	(7,195)	(7,469)	(8,799)
Net income	4,616	4,140	3,702
Income from equity investments	1,019	920	714
Balance Sheet
Current assets	5,201	7,651
Current liabilities	(11,987)	(12,899)
Group of Investees
Income
Revenues	5,838	5,693	4,836
Operating and other expenses	(3,341)	(3,408)	(3,545)
Net income	2,047	1,990	1,515
Income from equity investments	1,019	920	$ 714
Balance Sheet
Current assets	2,911	2,305
Non-current assets	26,957	21,865
Current liabilities	(3,727)	(2,060)
Non-current liabilities	$ (15,309)	$ (11,461)